UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund:    BlackRock Florida Municipal Income Trust (BBF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Florida Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Florida Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
	Amount	Municipal Bonds	Value
Arizona - 1.2%	$1,175	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5.50% due 12/01/2029	$1,178
Florida - 139.6%	1,000	Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80% due 11/01/2012	928
	7,705	Beacon Tradeport Community Development District, Florida, Special Assessment Revenue Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (h)	7,914
	2,000	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds (Health First Inc. Project), 5% due 4/01/2036	1,947
	2,800	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds (Capital Projects Loan Program), Senior Series F-1, 5% due 10/01/2031 (f)	2,850
	1,000	Easton Park Community Development District, Florida, Capital Improvement Revenue Bonds, 5.20% due 5/01/2037	788
	799	Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)	839
	5,550	Florida State Board of Education, Public Education Capital Outlay, GO, Series A, 5.125% due 6/01/2010 (g)	5,953
	1,355	Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5% due 10/01/2031 (f)	1,395
	50	Gateway Services Community Development District, Florida, Special Assessment Bonds (Stoneybrook Project), 5.50% due 7/01/2008	50
	2,500	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds, Series A, 5.25% due 6/01/2026	2,501
	1,500	Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375% due 5/01/2038	1,397
	1,635	Heritage Harbour South Community Development District, Florida, Capital Improvement Special Assessment Bonds, Series A, 6.50% due 5/01/2034	1,667
	6,500	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series A, 6% due 11/15/2011 (g)	7,336
	4,000	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series C, 5.25% due 11/15/2036	4,039
	2,380	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25% due 7/01/2037	2,352
	1,450	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), 5.50% due 10/01/2023	1,478
	7,500	Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036	7,807
	2,280	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5% due 8/15/2037 (d)	2,320
	4,000	Jacksonville, Florida, Transit Revenue Bonds, 5% due 10/01/2026 (f)	4,058
	1,600	Laguna Lakes Community Development District, Florida, Special Assessment Revenue Refunding Bonds, Series A, 6.40% due 5/01/2013 (g)	1,868
	1,430	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance Obligor Group), 5% due 11/15/2032	1,260
	1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5% due 4/01/2032 (a)	1,010
	1,690	Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6% due 7/01/2025	1,639
	2,770	Melbourne, Florida, Water and Sewer Revenue Bonds, 5.23% due 10/01/2021 (b)(c)(i)	1,572
Portfolio Abbreviations
To simplify the listings of BlackRock Florida Municipal Income Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CABS	Capital Appreciation Bonds	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds

BlackRock Florida Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)
Face
Amount	Municipal Bonds	Value
$3,000	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75% due 11/15/2021	$3,129
1,000	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding Bonds, 5.125% due 7/01/2025 (c)	1,042
9,700	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.596% due 10/01/2033 (f)(i)	2,407
25,000	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series C, 5.623% due 10/01/2028 (f)(i)	8,178
2,595	Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Sub-Series A, 5.535% due 10/01/2019 (f)(i)	1,428
1,500	New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5% due 5/01/2013	1,383
1,155	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43), 6.10% due 8/01/2011 (g)	1,290
3,500	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43), 6.125% due 8/01/2011 (g)	3,949
295	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43), 6.10% due 8/01/2021	300
1,000	Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25% due 12/01/2027 (a)	1,065
655	Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375% due 7/01/2020	616
600	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), 5.70% due 7/01/2026	567
1,000	Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (c)	999
1,300	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5% due 10/01/2029 (a)	1,325
2,500	Palm Beach County, Florida, School Board, COP, Refunding, Series B, 5% due 8/01/2025 (a)	2,568
1,000	Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2029 (c)	1,002
600	Pine Ridge Plantation Community Development District, Florida, Capital Improvement and Special Assessment Bonds, Series B, 5% due 5/01/2011	566
1,000	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2035 (d)	1,027
3,945	Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.335% due 6/01/2030 (a)(i)	1,185
750	South Florida Water Management District, COP, 5% due 10/01/2036 (a)	744
12,000	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Health System Obligation Group), 5.25% due 2/01/2013 (g)	13,378
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Baptist Health System Obligation Group), 5% due 8/15/2032	996
2,700	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80% due 10/01/2032	2,723
1,000	Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875% due 5/01/2034	962
5,500	Tampa, Florida, Revenue Bonds (University of Tampa Project), 5.625% due 4/01/2032 (h)	5,605
4,000	Tampa, Florida, Water and Sewer Revenue Refunding Bonds, Series A, 5% due 10/01/2026	4,122
1,250	Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55% due 5/01/2027	1,234
1,000	University of North Florida, Capital Improvement Revenue Bonds (Housing Project), 5% due 11/01/2032 (c)	1,004
1,795	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5% due 11/01/2032 (f)	1,835

BlackRock Florida Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)
	Face
	Amount	Municipal Bonds	Value
	$2,955	Village Community Development District Number 5, Florida, Special Assessment Bonds, Series
		A, 6% due 5/01/2022	$3,030
	1,420	Village Community Development District Number 5, Florida, Special Assessment Bonds,
		Series A, 6.50% due 5/01/2033	1,469
	2,000	Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Bonds
		(Embry-Riddle Aeronautical University Project), Series A, 5.75% due 10/15/2029	2,019
	1,000	Watergrass Community Development District, Florida, Special Assessment Revenue Bonds,
		Series B, 5.125% due 11/01/2014	915
Puerto Rico - 10.2%	4,980	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due 7/01/2031	4,883
	1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2037	992
	4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
		Series E, 5.70% due 2/01/2010 (g)	4,251
		Total Municipal Bonds (Cost - $145,282) - 151.0%	150,334
	Shares
	Held	Short-Term Securities
	1,972	CMA Florida Municipal Money Fund, 2.12% (e)(j)	1,972
		Total Short-Term Securities (Cost - $1,972) - 2.0%	1,972
		Total Investments (Cost - $147,254*) - 153.0%	152,306
		Other Assets Less Liabilities - 4.8%	4,813
		Preferred Shares, at Redemption Value - (57.8%)	(57,560)
		Net Assets Applicable to Common Shares - 100.0%	$99,559

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost		$147,254
	Gross unrealized appreciation		$6,522
	Gross unrealized depreciation		(1,470)
	Net unrealized appreciation		$5,052

(a)	AMBAC Insured.
(b)	Escrowed to maturity.
(c)	FGIC Insured.
(d)	FSA Insured.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Affiliate	Net Activity	Dividend Income
	CMA Florida Municipal Money Fund	210	$12
(f)	MBIA Insured.
(g)	Prerefunded.
(h)	Radian Insured.
(i)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(j)	Represents the current yield as of January 31, 2008.

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Florida Municipal Income Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal Income Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal Income Trust

Date: March 24, 2008